Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)	Class A Ordinary Share	Class B Ordinary Share	Additional paid- in capital	Statutory Reserve	Retained earning	Accumulated other comprehensive income	Total
Balance as at Dec. 31, 2020	$ 1,944	$ 550	$ 22,775,154	$ 801,502	$ 7,339,778	$ 915,213	$ 31,834,141
Balance as (in Shares) at Dec. 31, 2020	19,435,423	5,497,715
Share-based compensation expenses			89,502				89,502
Net income					1,001,559		1,001,559
Foreign currency translation adjustments						193,677	193,677
Balance as at Jun. 30, 2021	$ 1,944	$ 550	22,864,656	801,502	8,341,337	1,108,890	33,118,879
Balance as (in Shares) at Jun. 30, 2021	19,435,423	5,497,715
Balance as at Dec. 31, 2021	$ 1,946	$ 550	22,986,975	1,199,054	7,180,891	1,197,006	32,566,422
Balance as (in Shares) at Dec. 31, 2021	19,435,423	5,497,715
Ordinary shares issued in a shelf offering	$ 106		1,850,368				1,850,474
Ordinary shares issued in a shelf offering (in Shares)	1,060,000
Share-based compensation expenses			85,703				85,703
Net income					93,544		93,544
Foreign currency translation adjustments						(1,328,591)	(1,328,591)
Balance as at Jun. 30, 2022	$ 2,052	$ 550	$ 24,923,046	$ 1,199,054	$ 7,274,435	$ (131,585)	$ 33,267,552
Balance as (in Shares) at Jun. 30, 2022	20,513,423	5,497,715